Income Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 17	$ 19	$ 33
Deferred income tax liabilities, net	$ 1,733	1,805	1,423
Amounts of deferred tax assets not recognised		$ 37	$ 11
Date of initial maturity	2022	2021
Date of expiration	2025	2025
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward	$ 46
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward	$ 121